Leases - Non-current debt maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Total repayment of non-current lease liability	$ 2,409	$ 2,449
Year 2 and 3 [member]
Lease liabilities [abstract]
Total repayment of non-current lease liability	1,360	1,164
Year 4 and 5 [member]
Lease liabilities [abstract]
Total repayment of non-current lease liability	483	586
After 5 years [member]
Lease liabilities [abstract]
Total repayment of non-current lease liability	$ 566	$ 699